Capital Stock - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended		1 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012 Stockholder Rights Plan	Dec. 29, 2012 Preferred Stock	Oct. 31, 2012 Series C Preferred Stock	Dec. 29, 2012 Series C Preferred Stock	Jun. 30, 2009 Redeemable Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares authorized				1,000,000
Redeemable preferred stock, par value per share	$ 0.01
Preferred stock, shares undesignated	540,000
Preferred Stock, shares designated					100,000		360,000
Redeemable preferred stock, shares issued	350,000
Redeemable Preferred Stock, shares outstanding	350,000
Treasury stock shares held	5,915,268	5,915,268
Common stock, par value	$ 0.01	$ 0.01
Dividend distribution for a preferred stock purchase right for each outstanding share of common stock			1
Preferred Stock, par value						$ 0.01
Purchase price per one five-thousandth of a share						11.50
Ownership percentage of shares outstanding resulting from tender offer	15.00%
Distribution date earlier following a public announcement	10 days